Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Net operating loss carry forward	$ 50,276	$ 33,344
Research & Development	12,266	10,531
Other temporary differences relating to reserve and allowances	28,821	34,401
Deferred tax asset before valuation allowance	91,363	78,276
Valuation allowance	(72,588)	(59,018)
Deferred tax asset	18,775	19,258
Acquired intangibles	(1,046)	(1,738)
Deferred tax asset, net	$ 17,729	$ 17,520